Pzena Emerging Markets Value Fund Summary Prospectus June 28, 2017 Investor Class PZVEX Institutional Class PZIEX

Before you invest, you may want to review the Pzena Emerging Markets Value Fund’s (the “Emerging Markets Fund”) Statutory Prospectus and Statement of Additional Information (“SAI”), which contain more information about the Fund and its risks.  The current Statutory Prospectus and SAI dated June 28, 2017, are incorporated by reference into this Summary Prospectus.  You can find the Emerging Markets Fund’s Statutory Prospectus, SAI and other information about the Fund online at www.pzenafunds.com.  You can also get this information at no cost by calling 1-844-796-1996 (1-844-PZN-1996) or by sending an e-mail request to mutualfunds@pzena.com.

Investment Objective
The Emerging Markets Fund seeks to achieve long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets Fund.

SHAREHOLDER FEES (fees paid directly from your investment)		Investor Class		Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)		1.00%		1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		1.00%		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%		None
Other Expenses (includes Shareholder Servicing Plan Fee)		1.95%		1.89%
Shareholder Servicing Plan Fee	0.10%		None
Total Annual Fund Operating Expenses(1)		3.20%		2.89%
Less: Fee Waiver and Expense Reimbursement(2)		-1.59%		-1.63%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement		1.61%		1.26%

(1)
Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement provided in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Emerging Markets Fund and does not include 0.01% that is attributed to acquired fund fees and expenses (“AFFE”).

(2)
Pzena Investment Management, LLC (the “Adviser”) has contractually agreed to waive a portion or all of its management fees and pay Emerging Markets Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding AFFE, interest expense, taxes, dividends on securities sold short and extraordinary expenses) do not exceed 1.60% of average daily net assets of the Investor Class shares and 1.25% of average daily net assets of the Institutional Class shares (the “Expense Caps”).  The Expense Caps will remain in effect through at least June 27, 2018, and may be terminated only by the Trust’s Board of Trustees (the “Board”).  The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived and paid, subject to the Expense Caps.

Example.  This Example is intended to help you compare the cost of investing in the Emerging Markets Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Class	$164	$837	$1,536	$3,394
Institutional Class	$128	$741	$1,379	$3,097

Portfolio Turnover.  The Emerging Markets Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 29% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the Emerging Markets Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of companies located in emerging market countries. Emerging market companies are generally located in, or operating within, newly industrialized countries or countries in the beginning stages of development, such as most countries in Africa, Asia, Latin America, the Middle East and Eastern Europe.  This includes companies located in, or primarily operating from, countries in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and MSCI Frontier Emerging Markets Index.  In managing the Fund’s assets, the Adviser will follow a classic value strategy and will look to invest in companies whose market capitalization is primarily among the 1,500 largest emerging markets companies as determined by the Adviser from publicly available data sources at the time of purchase.

The Fund’s portfolio will generally consist of 40 to 80 stocks identified through a research-driven, bottom-up security selection process based on thorough fundamental research.  The Fund seeks to invest in stocks that, in the opinion of the Adviser, sell at a substantial discount to their intrinsic value but have solid long-term prospects.  The Fund may also invest in participation notes (“P-Notes”) as a primary investment strategy.  P-Notes are a type of equity-linked derivative which generally are traded over-the-counter.  The Fund may also invest in real estate investment trusts (“REITs”), including foreign real estate companies operating in emerging markets.  The Fund may invest a significant portion of its assets in securities of companies operating within the financial sector.

In evaluating an investment for purchase by the Emerging Markets Fund, the Adviser focuses on the company’s underlying financial condition and business prospects considering estimated earnings, economic conditions, degree of competitive or pricing pressures, and the experience and competence of management, among other factors.  The Adviser’s sell discipline is guided by the same process with which the Adviser originally screens the investment universe.  The Adviser typically sells a security when it reaches fair value, there are more attractive opportunities or there is a change in company fundamentals.

Principal Risks
Losing all or a portion of your investment is a risk of investing in the Emerging Markets Fund.  The following additional risks could affect the value of your investment:

•
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions.

•
Management Risk.  The Emerging Markets Fund is an actively managed investment portfolio and the Fund relies on the Adviser’s ability to pursue the Fund’s goal.  The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that its decisions will produce the desired results.

•
Equity Risk.  The equity securities held by the Emerging Markets Fund may experience sudden, unpredictable drops in value or long periods of decline in value.  The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or of the value of the individual securities held by the Fund, and you could lose money.  Equity securities generally have greater price volatility than fixed income securities.

•
Foreign Securities Risk.  Foreign securities are subject to special risks in addition to those of issuers located in the U.S.  Foreign securities can be more volatile than domestic (U.S.) securities.  Securities markets of other countries are generally smaller than U.S. securities markets.  Many foreign securities may be less liquid and more volatile than U.S. securities, which could affect the Emerging Markets Fund’s investments.

•
Emerging Markets Risk.  In addition to the risks of foreign securities in general, investments in emerging markets may be riskier than investments in or exposure to investments in the U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability (which can freeze, restrict or suspend transactions in those investments, including cash), the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

•
Currency Risk.  Changes in foreign currency exchange rates will affect the value of what the Emerging Markets Fund owns and the Fund’s share price.  Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars.  Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency.  Currency markets generally are not as regulated as securities markets and the risk is especially high in emerging markets.

•
Sector Emphasis Risk.  The securities of companies in the same or related businesses, if comprising a significant portion of the Emerging Markets Fund’s portfolio, could react negatively to market conditions, interest rates and economic, regulatory or financial developments and adversely affect the value of the portfolio to a greater extent than if such business comprised a lesser portion of the Fund’s portfolio.

•	Liquidity Risk. Low or lack of trading volume may make it difficult to sell securities held by the Emerging Markets Fund at quoted market prices.

•
Value Style Investing Risk.  The value investing style may over time go in and out of favor.  At times when the value investing style is out of favor, the Emerging Markets Fund may underperform other funds that use different investing styles.

•
P-Note Risk.  Although P-Notes seek to offer a return linked to a particular underlying equity security, the P-Note’s performance may differ due to transaction costs and other expenses.  In addition, P-Notes are subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the P-Notes will not fulfill its contractual obligation to complete the transaction with the Emerging Markets Fund.  There is also no assurance that there will be a secondary trading market for a P-Note and therefore, P-Notes may be considered illiquid.

•
Financial Sector Risk.  The Emerging Markets Fund may invest a significant portion of its assets in the financial sector, and therefore the performance of the Fund could be negatively impacted by events affecting this sector.  Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change or due to increased competition. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of real estate securities (which include REITs). Declining real estate values could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

•
REITs and Foreign Real Estate Company Risk.  Investing in REITs and foreign real estate companies makes the Emerging Markets Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses.  REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.  The risks are greater for foreign real estate companies operating in emerging markets.

Performance
The following information provides some indication of the risks of investing in the Emerging Markets Fund.  The bar chart shows the annual returns for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s average annual returns for the 1-year and since inception periods compare with those of a broad measure of market performance.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at www.pzenafunds.com or by calling the Fund toll-free at 1-844-796-1996 (844-PZN-1996).

Calendar Year Total Returns as of December 31 – Institutional Class

The Fund’s calendar year-to-date return as of March 31, 2017 was 13.08%.  During the period of time shown in the bar chart, the highest return for a calendar quarter was 10.30% (quarter ended September 30, 2016) and the lowest return for a calendar quarter was -16.59% (quarter ended September 30, 2015).

Average Annual Total Returns (For the period ended December 31, 2016)		Since Inception
	1 Year	(3/31/2014)
Institutional Class
Return Before Taxes	22.17%	-3.86%
Return After Taxes on Distributions	21.67%	-4.12%
Return After Taxes on Distributions and Sale of Fund Shares	12.56%	-2.90%
Investor Class
Return Before Taxes	21.68%	-4.16%
MSCI Emerging Markets Index (reflects no deduction for fees, expenses or taxes)	11.19%	-2.63%

The after-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the Emerging Markets Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”).  The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Adviser.  Pzena Investment Management, LLC is the Emerging Markets Fund’s investment adviser.

Portfolio Managers.  Mr. John Goetz (Managing Principal and Co-Chief Investment Officer), Ms. Allison Fisch (Principal and Portfolio Manager), Ms. Caroline Cai (Principal and Portfolio Manager) and Mr. Rakesh Bordia (Principal and Portfolio Manager) are the portfolio managers primarily responsible for the day-to-day management of the Emerging Markets Fund’s portfolio.  Mr. Goetz, Ms. Fisch and Ms. Cai have managed the Fund since its inception in March 2014 and Mr. Bordia has managed the Fund since April 2015.

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Emerging Markets Fund shares on any business day by written request via mail (Pzena Emerging Markets Focused Value Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-844-796-1996 (844-PZN-1996), or through a financial intermediary.  You may also purchase or redeem Fund shares by wire transfer.  Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Investor Class
Regular	$5,000	$100
Retirement Accounts	$1,000	$100
Institutional Class	$1,000,000	Any Amount

Tax Information
The Emerging Markets Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you invest through a tax-deferred arrangement, such as a 401(k) plan or an IRA.  Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Emerging Markets Fund shares through a broker-dealer or other financial intermediary, the Fund and/or the Adviser may pay the intermediary for the sale of Fund shares and related services.  These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.